SCHEDULE OF NOTES PAYABLE (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Short-Term Debt [Line Items]
Total	$ 650,000	$ 650,000			$ 40,000
Less: Current portion	(502,549)	(501,828)			(40,000)
Long-term debt	147,451	148,172
Tickeri Inc [Member]
Short-Term Debt [Line Items]
Total				$ 192,123	192,123
Less: Current portion				(192,123)	(192,123)
Long-term debt
Monster Creative LLC [Member]
Short-Term Debt [Line Items]
Total			$ 66,117		66,117
Less: Current portion			(66,117)		(66,117)
Long-term debt
Notes Payable [Member]
Short-Term Debt [Line Items]
Total					40,000
Notes Payable One [Member]
Short-Term Debt [Line Items]
Total	500,000	500,000
EIDL Loan [Member]
Short-Term Debt [Line Items]
Total	$ 150,000	$ 150,000
EIDL Loan [Member] | Tickeri Inc [Member]
Short-Term Debt [Line Items]
Total				150,000	150,000
P P P S B A Loan [Member] | Tickeri Inc [Member]
Short-Term Debt [Line Items]
Total				$ 42,123	42,123
P P P S B A Loan [Member] | Monster Creative LLC [Member]
Short-Term Debt [Line Items]
Total			$ 66,117		$ 66,117